Summary of Revenue by Region (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Amount	$ 3,262,250	$ 1,068,197	$ 6,641,333	$ 2,147,669	$ 4,527,879	$ 4,561,300
Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Percentage of Revenue					100.00%	100.00%
Americas [Member]
Revenue Amount	2,525,013	587,712	5,137,057	1,170,539	$ 2,564,074	$ 2,677,050
Americas [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Percentage of Revenue					57.00%	59.00%
EMEA [Member]
Revenue Amount	555,651	360,666	1,112,122	746,916	$ 1,492,561	$ 1,511,886
EMEA [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Percentage of Revenue					33.00%	33.00%
Asia Pacific [Member]
Revenue Amount	$ 181,586	$ 119,819	$ 392,154	$ 230,214	$ 471,244	$ 372,364
Asia Pacific [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Percentage of Revenue					10.00%	8.00%